Equipment (Details) (Equipment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equipment [Member]
Equipment [Line Items]
Cost	$ 40	$ 279
Accumulated depreciation	(15)	(121)
Net book value	25	158
Depreciation and amortization expense	$ 16	$ 27	$ 27